Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, plant and equipment, net
Schedule of property, plant and equipment

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Buildings	1,482,046	1,778,328
Furniture, fixtures and office equipment	92,175	101,686
Motor vehicles	29,550	29,709
Machinery and equipment	4,705,592	4,960,915
Leasehold improvements	151,959	355,009

Total	6,461,322	7,225,647
Less: accumulated depreciation	(2,759,096)	(3,254,222)

Subtotal	3,702,226	3,971,425
Construction-in-progress	464,521	393,923

Property, plant and equipment, net	4,166,747	4,365,348